Horizon Expedition Plus ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	694	$ 393,193
General Electric Co.	9,620	3,229,530
Howmet Aerospace, Inc.	3,819	935,464
		4,558,187

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	1,326	198,449
Expeditors International of Washington, Inc.	1,510	286,372
		484,821

Automobiles - 3.3%
Ford Motor Co.	21,404	298,372
General Motors Co.	4,331	373,852
Tesla, Inc. (a)	20,113	7,400,578
		8,072,802

Banks - 1.8%
Citigroup, Inc.	13,342	1,756,074
Citizens Financial Group, Inc.	4,633	319,075
Fifth Third Bancorp	7,391	397,414
KeyCorp	10,722	231,703
PNC Financial Services Group, Inc.	3,070	735,664
Regions Financial Corp.	8,191	244,747
US Bancorp	10,792	664,571
		4,349,248

Beverages - 0.4%
Keurig Dr Pepper, Inc.	7,859	250,388
Monster Beverage Corp. (a)	17,890	821,509
		1,071,897

Biotechnology - 1.0%
Biogen, Inc. (a)	1,429	309,593
Incyte Corp. (a)	2,403	296,098
Moderna, Inc. (a)	4,008	562,483
Vertex Pharmaceuticals, Inc. (a)	2,149	1,170,173
		2,338,347

Broadline Retail - 6.8%
Amazon.com, Inc. (a)(b)	62,932	16,347,845
eBay, Inc.	4,528	468,920
		16,816,765

Building Products - 0.8%
Carrier Global Corp.	6,134	357,121
Johnson Controls International PLC	4,376	604,938
Masco Corp.	3,151	227,376
Trane Technologies PLC	1,869	830,584
		2,020,019

Capital Markets - 4.1%

Bank of New York Mellon Corp.	6,042	974,454
Blackstone, Inc.	3,175	454,787
Charles Schwab Corp.	5,829	640,141
Franklin Templeton, Inc.	7,273	248,373
Goldman Sachs Group, Inc.	2,227	2,284,679
Interactive Brokers Group, Inc. - Class A	5,143	500,362
Morgan Stanley	13,557	2,891,979
MSCI, Inc.	473	269,913
Northern Trust Corp.	1,792	332,523
Robinhood Markets, Inc. - Class A (a)	8,170	856,298
State Street Corp.	2,704	517,492
T Rowe Price Group, Inc.	2,341	260,506
		10,231,507

Chemicals - 0.9%
Air Products and Chemicals, Inc.	1,391	430,459
Corteva, Inc.	3,809	322,356
Linde PLC	2,673	1,308,647
PPG Industries, Inc.	2,047	229,612
		2,291,074

Commercial Services & Supplies - 0.2%
Cintas Corp.	1,509	304,501
Republic Services, Inc.	1,138	251,407
		555,908

Communications Equipment - 1.6%
Arista Networks, Inc. (a)	12,200	2,387,418
Ciena Corp. (a)	1,696	649,229
Lumentum Holdings, Inc. (a)	939	858,959
		3,895,606

Construction & Engineering - 0.8%
Comfort Systems USA, Inc.	433	669,254
EMCOR Group, Inc.	497	365,066
Quanta Services, Inc.	1,568	951,917
		1,986,237

Construction Materials - 0.1%
Vulcan Materials Co.	844	227,526

Consumer Finance - 0.7%
American Express Co.	3,417	1,128,191
Capital One Financial Corp.	2,489	533,915
		1,662,106

Consumer Staples Distribution & Retail - 1.0%
Casey's General Stores, Inc.	376	282,831
Costco Wholesale Corp.	1,098	1,036,391
Dollar Tree, Inc. (a)	2,051	259,636
Sysco Corp.	3,128	253,618
Target Corp.	3,344	537,983
		2,370,459

Diversified Telecommunication Services - 0.3%
Comcast Corp. - Class A	10,792	287,283
Verizon Communications, Inc.	10,372	518,808

		806,091

Electric Utilities - 0.5%
American Electric Power Co., Inc.	3,064	375,125
Edison International	3,346	180,617
Entergy Corp.	3,213	341,574
Xcel Energy, Inc.	3,066	232,066
		1,129,382

Electrical Equipment - 2.4%
AMETEK, Inc.	1,832	430,832
Eaton Corp. PLC	2,967	1,192,378
GE Vernova, Inc.	2,863	2,572,491
Hubbell, Inc.	519	235,107
Rockwell Automation, Inc.	1,193	506,345
Vertiv Holdings Co. - Class A	4,165	1,077,569
		6,014,722

Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp. - Class A	12,975	2,057,186
Coherent Corp. (a)	2,408	669,015
Corning, Inc.	10,337	1,537,422
Flex Ltd. (a)	4,616	504,298
		4,767,921

Energy Equipment & Services - 0.2%
Baker Hughes Co.	6,090	387,020

Entertainment - 0.5%
Live Nation Entertainment, Inc. (a)	2,265	407,451
Take-Two Interactive Software, Inc. (a)	1,473	323,618
Walt Disney Co.	4,602	494,945
		1,226,014

Financial Services - 1.8%
Block, Inc. (a)	4,941	405,261
Corpay, Inc. (a)	734	296,756
Visa, Inc. - Class A	10,172	3,858,952
		4,560,969

Food Products - 0.1%
Archer-Daniels-Midland Co.	3,239	263,298

Ground Transportation - 0.6%
CSX Corp.	14,590	736,941
JB Hunt Transport Services, Inc.	1,195	317,236
Old Dominion Freight Line, Inc.	2,052	410,318
		1,464,495

Health Care Equipment & Supplies - 0.6%
Dexcom, Inc. (a)	3,465	315,523
Edwards Lifesciences Corp. (a)	4,392	398,574
IDEXX Laboratories, Inc. (a)	487	271,108
Intuitive Surgical, Inc. (a)	1,093	411,908
		1,397,113

Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	1,556	365,069
Centene Corp. (a)	5,152	331,480
Elevance Health, Inc.	1,481	581,352
Humana, Inc.	1,115	427,301
UnitedHealth Group, Inc.	6,523	2,540,121
		4,245,323

Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. - Class A (a)	4,577	838,598
Booking Holdings, Inc.	3,100	617,179
Chipotle Mexican Grill, Inc. (a)	7,427	282,449
DoorDash, Inc. - Class A (a)	3,014	698,464
Expedia Group, Inc.	1,309	415,110
Hilton Worldwide Holdings, Inc.	1,762	557,286
Marriott International, Inc. - Class A	2,211	755,631
Royal Caribbean Cruises Ltd.	1,609	432,403
Starbucks Corp.	7,928	842,350
		5,439,470

Household Durables - 0.4%
DR Horton, Inc.	1,888	272,929
Garmin Ltd.	1,571	446,337
PulteGroup, Inc.	1,913	241,650
		960,916

Household Products - 0.1%
Colgate-Palmolive Co.	3,797	341,047

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	1,621	222,677

Industrial Conglomerates - 0.0% (c)
Honeywell International, Inc.	1	107

Insurance - 1.3%
Aflac, Inc.	2,311	267,729
Allstate Corp.	1,571	405,004
Aon PLC - Class A	812	261,074
Chubb Ltd.	1,815	614,559
Cincinnati Financial Corp.	1,490	253,151
MetLife, Inc.	4,199	399,619
Principal Financial Group, Inc.	2,227	245,326
Prudential Financial, Inc.	2,176	255,898
Travelers Cos., Inc.	1,411	516,327
		3,218,687

Interactive Media & Services - 11.7%
Alphabet, Inc. - Class A (b)	68,066	23,098,197
Meta Platforms, Inc. - Class A	10,463	5,988,394
		29,086,591

IT Services - 0.6%
International Business Machines Corp.	5,860	1,370,478

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	2,032	312,034

IQVIA Holdings, Inc. (a)	1,432	374,024
Waters Corp. (a)	772	320,094
West Pharmaceutical Services, Inc.	891	303,929
		1,310,081

Machinery - 2.4%
Caterpillar, Inc.	4,609	3,675,539
Cummins, Inc.	1,272	717,917
IDEX Corp.	1,151	263,165
Parker-Hannifin Corp.	955	935,365
Westinghouse Air Brake Technologies Corp.	1,455	416,028
		6,008,014

Media - 0.5%
AppLovin Corp. - Class A (a)	3,390	1,057,883
EchoStar Corp. - Class A (a)	2,486	214,890
		1,272,773

Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	10,836	820,719
Newmont Corp.	8,492	1,070,501
Nucor Corp.	2,251	561,940
Steel Dynamics, Inc.	1,584	368,470
		2,821,630

Oil, Gas & Consumable Fuels - 1.7%
Diamondback Energy, Inc.	1,503	301,322
Kinder Morgan, Inc.	9,635	310,632
Marathon Petroleum Corp.	1,882	702,588
ONEOK, Inc.	3,111	298,687
Phillips 66	2,018	497,598
Targa Resources Corp.	1,680	493,332
Texas Pacific Land Corp.	759	284,124
Valero Energy Corp.	1,863	668,668
Williams Cos., Inc.	7,489	562,050
		4,119,001

Passenger Airlines - 0.5%
Delta Air Lines, Inc.	6,722	524,316
Southwest Airlines Co.	5,854	225,554
United Airlines Holdings, Inc. (a)	3,224	348,160
		1,098,030

Pharmaceuticals - 3.4%
Eli Lilly & Co.	7,362	8,515,846

Professional Services - 0.2%
Automatic Data Processing, Inc.	1,332	381,165

Semiconductors & Semiconductor Equipment - 17.9%
Advanced Micro Devices, Inc. (a)	17,298	8,142,514
Analog Devices, Inc.	4,738	1,715,819
Applied Materials, Inc.	9,459	4,335,911
Intel Corp. (a)	53,519	4,790,486
KLA Corp.	16,193	2,841,062
Lam Research Corp.	15,038	4,533,807
Marvell Technology, Inc.	10,856	2,297,781

Micron Technology, Inc.	12,494	11,978,373
Monolithic Power Systems, Inc.	524	664,311
Teradyne, Inc.	2,173	760,181
Texas Instruments, Inc.	8,996	2,347,146
		44,407,391

Software - 9.8%
Cadence Design Systems, Inc. (a)	2,708	917,416
Crowdstrike Holdings, Inc. - Class A (a)	10,025	2,315,775
Datadog, Inc. - Class A (a)	3,812	903,597
Fortinet, Inc. (a)	7,358	1,257,703
Microsoft Corp. (b)	21,358	10,834,700
Oracle Corp.	11,883	1,771,993
Palantir Technologies, Inc. - Class A (a)	11,889	2,215,872
Palo Alto Networks, Inc. (a)	7,918	3,025,705
ServiceNow, Inc. (a)	3,378	499,910
Synopsys, Inc. (a)	1,314	577,621
		24,320,292

Specialty Retail - 0.7%
Carvana Co. (a)	4,661	342,397
Ross Stores, Inc.	2,726	623,000
TJX Cos., Inc.	3,663	490,512
Williams-Sonoma, Inc.	1,412	322,289
		1,778,198

Technology Hardware, Storage & Peripherals - 4.5%
Dell Technologies, Inc. - Class C	6,657	3,035,659
Hewlett Packard Enterprise Co.	14,444	754,554
NetApp, Inc.	2,256	418,014
Sandisk Corp. (a)	1,958	3,067,599
Seagate Technology Holdings PLC	2,572	2,130,593
Western Digital Corp.	3,976	1,791,387
		11,197,806

Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corp.	725	251,503
Tapestry, Inc.	2,249	277,504
		529,007

Tobacco - 0.7%
Altria Group, Inc.	7,895	540,650
Philip Morris International, Inc.	6,845	1,282,068
		1,822,718

Trading Companies & Distributors - 0.7%
Fastenal Co.	8,575	422,833
United Rentals, Inc.	678	703,764
WW Grainger, Inc.	456	597,128
		1,723,725

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	2,464	444,604
TOTAL COMMON STOCKS (Cost $238,571,484)		241,585,111

REAL ESTATE INVESTMENT TRUSTS - 1.8%	Shares	Value
Health Care REITs - 0.6%

Ventas, Inc.		3,453		314,810
Welltower, Inc.		5,137		1,213,565
				1,528,375

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts, Inc.		10,711		234,892

Industrial REITs - 0.3%
Prologis, Inc.		4,699		657,484

Retail REITs - 0.2%
Simon Property Group, Inc.		2,840		602,989

Specialized REITs - 0.6%
Equinix, Inc.		698		730,610
Iron Mountain, Inc.		3,274		377,656
Public Storage		1,520		466,625
				1,574,891
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,571,859)				4,598,631

PURCHASED OPTIONS - 0.3% (a)	Notional Amount	Contracts		Value
Put Options - 0.3%
State Street SPDR S&P 500 ETF Trust (d)(e)
Expiration: 09/03/2026; Exercise Price: $750.04	62,207,755	811		16,390
Expiration: 09/10/2026; Exercise Price: $760.46	62,207,755	811		217,770
Expiration: 09/17/2026; Exercise Price: $743.00	61,900,935	807		145,212
Expiration: 09/24/2026; Exercise Price: $753.52	62,361,165	813		405,329
TOTAL PURCHASED OPTIONS (Cost $1,517,180)				784,701

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%		Shares		Value
First American Government Obligations Fund - Class X, 3.59% (f)		2,505,253		2,505,253
TOTAL MONEY MARKET FUNDS (Cost $2,505,253)				2,505,253

TOTAL INVESTMENTS - 100.6% (Cost $247,165,776)				249,473,696
Liabilities in Excess of Other Assets - (0.6)%			(0.00647)	(1,602,843)
TOTAL NET ASSETS - 100.0%				$ 247,870,853

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $38,328,175.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Horizon Expedition Plus ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.7)%	Notional Amount	Contracts	Value
Put Options - (0.7)%
State Street SPDR S&P 500 ETF Trust (a)(b)
Expiration: 09/03/2026; Exercise Price: $763.49	$ (62,207,755)	(811)	$ (133,710)
Expiration: 09/10/2026; Exercise Price: $773.06	(62,207,755)	(811)	(635,151)
Expiration: 09/17/2026; Exercise Price: $757.57	(61,900,935)	(807)	(314,851)
Expiration: 09/24/2026; Exercise Price: $766.47	(62,361,165)	(813)	(722,261)
TOTAL WRITTEN OPTIONS (Premiums received $2,528,772)			$ (1,805,973)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Expedition Plus ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 241,585,111	$ –	$ –	$ 241,585,111
Real Estate Investment Trusts	4,598,631	–	–	4,598,631
Purchased Options	–	784,701	–	784,701
Money Market Funds	2,505,253	–	–	2,505,253
Total Investments	$ 248,688,995	$ 784,701	$ –	$ 249,473,696

Liabilities:
Investments:
Written Options	$ –	$ (1,805,973)	$ –	$ (1,805,973)
Total Investments	$ –	$ (1,805,973)	$ –	$ (1,805,973)

Refer to the Schedule of Investments for further disaggregation of investment categories.